Summary of Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended			12 Months Ended
	Dec. 22, 2017	Aug. 31, 2020	May 31, 2020	Aug. 31, 2019	May 31, 2020	May 31, 2019	Dec. 31, 2019	Jan. 01, 2019
Federal depository insurance coverage		$ 250,000	$ 250,000		$ 250,000
Allowance for doubtful accounts		105,000	52,400		52,400		$ 105,000
Operating lease right-of-use asset		441,986	490,984		490,984	$ 100,146		$ 500,000
Operating lease liability		$ 136,630	151,867		$ 151,867	$ 32,045
Statutory tax rate	35.00%	21.00%			21.00%	21.00%
Increase in accounts reeivable		$ 14,000	32,000
Accumulated deficit		(6,850,258)	(6,195,044)		$ (6,195,044)	$ (3,574,806)
Working capital deficit		(2,000,000)
Net loss		$ (671,101)		$ 283,000	(2,665,779)	$ (3,565,272)
Operating Lease Current Liabilities [Member]
Operating lease liability			$ 151,867		$ 151,867			500,000
Accounting Standards Update 2016-02 [Member]
Operating lease right-of-use asset								110,003
Operating lease liability								107,678
Accounting Standards Update 2016-02 [Member] | Operating Lease Current Liabilities [Member]
Operating lease liability								$ 107,678
Minimum [Member]
Property, plant and equipment, useful life		3 years			3 years
Finite lived intangible asset, useful life		3 years			3 years
Maximum [Member]
Property, plant and equipment, useful life		5 years			5 years
Finite lived intangible asset, useful life		5 years			5 years
Minimum monthly royalty payment obligations percentage		6.00%
Simplicity One Brasil Ltd [Member]
Equity method investment, ownership percentage		76.00%	90.00%		90.00%
Simplicity Happy Valley, LLC and Simplicity Redmond, LLC [Member]
Equity method investment, ownership percentage		79.00%	79.00%		79.00%
Simplicity El Paso, LLC [Member]
Equity method investment, ownership percentage		51.00%